Segment and geographic information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographic areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into three geographic divisions, as follows: (i) Brazil, (ii) the North Latin American division, or “NOLAD,” which is comprised of Costa Rica, Mexico, Panama, Puerto Rico, Martinique, Guadeloupe, French Guiana and the U.S. Virgin Islands of St. Croix and St. Thomas and (iii) the South Latin American division, or “SLAD,” which is comprised of Argentina, Chile, Ecuador, Peru, Uruguay, Colombia, Venezuela, Trinidad and Tobago, Aruba and Curaçao. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2023	2022	2021
Revenues:
Brazil	$1,701,547	$1,429,105	$1,002,781
NOLAD	1,132,912	920,189	780,866
SLAD	1,497,419	1,269,608	876,294
Total revenues	$4,331,878	$3,618,902	$2,659,941

Adjusted EBITDA:
Brazil	$300,177	$242,346	$175,603
NOLAD	115,364	95,290	85,323
SLAD	160,380	134,253	77,573
Total reportable segments	575,921	471,889	338,499
Corporate and others (i)	(103,617)	(85,325)	(66,741)
Total adjusted EBITDA	$472,304	$386,564	$271,758

	For the fiscal years ended December 31,
	2023	2022	2021
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$472,304	$386,564	$271,758

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(149,268)	(119,777)	(120,394)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	2,030	1,949	4,876
Write-offs of long-lived assets	(8,401)	(3,143)	(3,094)
Impairment of long-lived assets	(2,626)	(1,171)	(1,573)
Reorganization and optimization plan expenses	—	—	(12,054)
Operating income	314,039	264,422	139,519
(Less) Plus:
Net interest expense and other financing results	(32,275)	(43,750)	(49,546)
Loss from derivative instruments	(13,183)	(10,490)	(5,183)
Foreign currency exchange results	10,774	16,501	(9,189)
Other non-operating (expenses) income, net	(1,238)	(287)	2,185
Income tax expense, net	(95,702)	(85,476)	(31,933)
Net income attributable to non-controlling interests	(1,141)	(577)	(367)
Net income attributable to Arcos Dorados Holdings Inc.	$181,274	$140,343	$45,486

	For the fiscal years ended December 31,
	2023	2022	2021
Depreciation and amortization:
Brazil	$68,249	$55,003	$54,883
NOLAD	41,195	32,377	34,810
SLAD	32,302	25,932	26,188
Total reportable segments	141,746	113,312	115,881
Corporate and others (i)	8,178	7,134	5,372
Purchase price allocation (ii)	(656)	(669)	(859)
Total depreciation and amortization	$149,268	$119,777	$120,394

Property and equipment expenditures:
Brazil	$121,913	$68,661	$50,217
NOLAD	113,823	69,966	23,800
SLAD	122,616	78,162	40,640
Others	1,745	326	342
Total property and equipment expenditures	$360,097	$217,115	$114,999

	As of December 31,
	2023	2022
Total assets:
Brazil	$1,304,759	$1,161,940
NOLAD	900,429	753,453
SLAD	748,073	647,852
Total reportable segments	2,953,261	2,563,245
Corporate and others (i)	171,255	174,486
Purchase price allocation (ii)	(105,278)	(101,101)
Total assets	$3,019,238	$2,636,630

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2023, corporate assets primarily include cash and cash equivalents and short-term investments. As of December 31, 2022, corporate assets primarily include cash and cash equivalents, short-term investments and derivatives.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill, considering the corresponding depreciation and amortization. As of December 31, 2023 and 2022, primarily related with the reduction of goodwill.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $1,119,885 and $856,085 as of December 31, 2023 and 2022, respectively. All of the Company’s long-lived assets are related to foreign operations.